Restatement (Tables)	12 Months Ended
Dec. 31, 2022
Restatement [Abstract]
Schedule of Consolidated Balance Sheets

The effects of the restatement for the error on the Consolidated Balance Sheets are as follows:

		As of December 31, 2022
	Item	As previously reported	Restatement adjustments	As restated
Assets
Current assets:
Cash and cash equivalents		$211,863,630	$-	$211,863,630
Restricted cash		146,043	-	146,043
Advance to suppliers, net		1,440,000	-	1,440,000
Inventories		2,106,957	-	2,106,957
Prepaid expenses and other current assets		24,722,060	-	24,722,060
Total current assets		240,278,690	-	240,278,690

Non-current assets:
Property and equipment, net	e	1,705,339	(47,873)	1,657,466
Intangible assets, net		6,569	-	6,569
Operating lease right-of-use asset, net		5,328,786	-	5,328,786
PIPE escrow account		100,000,005	-	100,000,005
Long-term investments	b	2,887,272	(2,887,272)	-
Total non-current assets		109,927,971	(2,935,145)	106,992,826

TOTAL ASSETS		$350,206,661	$(2,935,145)	$347,271,516

Liabilities
Current liabilities:
Accounts payable	d	$4,955,086	$(43,496)	$4,911,590
Loans from a third party		16,818,419	-	16,818,419
Warrant liabilities		500,662	-	500,662
Amounts due to related parties	a	5,799,452	3,863,014	9,662,466
Accrued expenses and other current liabilities	c, d	33,507,781	(411,779)	33,096,002
Lease liabilities, current		1,549,725	-	1,549,725
Total current liabilities		63,131,125	3,407,739	66,538,864

Non-current liabilities:
Amounts due to a related party, non-current		4,922,287	-	4,922,287
Lease liabilities, non current		3,920,806	-	3,920,806
Total non-current liabilities		8,843,093	-	8,843,093

TOTAL LIABILITIES		71,974,218	3,407,739	75,381,957

Shareholders’ equity
Class A Ordinary shares		3,272	-	3,272
Class B Ordinary Shares		25,346	-	25,346
Subscription receivables		(575,587)	-	(575,587)
Additional paid-in capital	c	576,270,758	549,652	576,820,410
Accumulated deficit	a, b, c, d, e	(292,234,660)	(6,985,320)	(299,219,980)
Accumulated other comprehensive loss	b, c, d, e	(2,684,640)	98,997	(2,585,643)
NWTN Shareholders’ equity/(deficit)		280,804,489	(6,336,671)	274,467,818
Non-controlling interests	b, c, d, e	(2,572,046)	(6,213)	(2,578,259)
Total Shareholders’ equity/(deficit)		278,232,443	(6,342,884)	271,889,559
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$350,206,661	$(2,935,145)	$347,271,516

Schedule of Consolidated Statements of Operations and Comprehensive Loss

The effects of the restatement for the error on the Consolidated Statements of Operations and Comprehensive Loss are as follows:

		For the year ended December 31, 2022
	Item	As previously reported	Restatement adjustments	As restated
Net revenue		$-	$-	$-
Cost of revenues		-	-	-
Gross profit		-	-	-
Operating expenses:
General and administrative expenses	c, e, f	(23,056,792)	(531,749)	(23,588,541)
Selling expenses		(1,557,360)	-	(1,557,360)
Research and development expenses	f	(15,831,686)	(68,453)	(15,900,139)
Total operating expenses		(40,445,838)	(600,202)	(41,046,040)
Loss from operations		(40,445,838)	(600,202)	(41,046,040)
Other loss:
Other income (expenses), net	d	(164,195)	430,970	266,775
Interest expenses, net		(36,767)	-	(36,767)
Financial expenses	a	(353,173)	(3,863,014)	(4,216,187)
Loss of impairment on investments	b	-	(2,959,443)	(2,959,443)
Changes in fair value of warrant liabilities		(238,137)	-	(238,137)
Investment loss		(12,767)	-	(12,767)
Total other loss		(805,039)	(6,391,487)	(7,196,526)

Loss before income tax provision	a, b, c, d, e	(41,250,877)	(6,991,689)	(48,242,566)
Income tax provision		(9)	-	(9)
Net loss		(41,250,886)	(6,991,689)	(48,242,575)
Less: Net loss contributed to noncontrolling interests from continuing operations	b, c, d, e	(531,554)	(6,369)	(537,923)
Net loss attributable to shareholders	a, b, c, d, e	(40,719,332)	(6,985,320)	(47,704,652)
Other comprehensive loss
Foreign currency translation gain/(loss)	b, c, d, e	7,536,284	99,153	7,635,437
Total comprehensive loss		$(33,714,602)	$(6,892,536)	$(40,607,138)
Loss per ordinary share attributable to shareholders
Basic and Diluted		$(0.17)	$(0.02)	$(0.19)
Weighted average number of ordinary shares outstanding
Basic and Diluted		245,883,447	-	245,883,447

Schedule of Consolidated Statements of Cash Flows

The effects of the restatement for the error on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31, 2022
	As previously reported	Restatement adjustments	As restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(41,250,886)	$(6,991,689)	$(48,242,575)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	44,682	-	44,682
Amortization of operating lease right-of-use asset	703,904	-	703,904
Loss of impairment on investments	-	2,959,443	2,959,443
Changes in fair value of warrant liabilities	238,137	-	238,137
Investment loss	12,767	-	12,767
Loss on disposal of property and equipment	-	-	-
Provision for doubtful accounts	-	-	-
Gain on settlement of amounts due to a related party	-	-	-
Financial expenses on PIPE	-	3,863,014	3,863,014
Gain on settlement of loans from a third party	(658,092)	-	(658,092)
Gain on settlement of payables associated with litigations	(1,053,395)	-	(1,053,395)
Individual income tax expenses of settlement of employee lawsuits	1,498,421	-	1,498,421
Share-based compensation	3,197,050	-	3,197,050
Changes in assets and liabilities:		-
Advance to supplier	(1,475,995)	-	(1,475,995)
Inventories	(1,670,193)	-	(1,670,193)
Prepaid expenses and other current assets	(11,412,275)	-	(11,412,275)
Amounts due from related parties	-	-	-
PIPE escrow account	(100,000,005)	-	(100,000,005)
Operating lease	(563,907)	-	(563,907)
Accounts payable	(2,456,329)	-	(2,456,329)
Accrued expenses and other current liabilities	(11,489,688)	-	(11,489,688)
Amounts due to related parties	(12,031,429)	524,725	(11,506,704)
Net cash used in operating activities	(178,367,233)	(6,466,964)	(178,011,740)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,207,225)	-	(1,207,225)
Proceeds on disposal of property and equipment	-	-	-
Purchases of intangible asset	(6,733)	-	(6,733)
Cash consideration for purchase of non-controlling interests	-	-	-
Loan to a related party	(1,489,853)	-	(1,489,853)
Collection of loan to related parties	5,840,626	-	5,840,626
Loan to a third party	(7,000,000)	-	(7,000,000)
Purchases of long-term investments	(2,972,210)	-	(2,972,210)
Net cash (used in)/provided by investing activities	(6,835,395)	-	(6,835,395)

CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties, current	2,893,667	(535,088)	2,358,579
Loan proceeds from related parties, noncurrent	5,045,326	-	5,045,326
Proceeds from convertible debt	2,229,157	-	2,229,157
Repayments of convertible debt	(2,229,157)	-	(2,229,157)
Loan proceeds from third parties	272,413	-	272,413
Repayments of loan from a third party	(6,149,837)	-	(6,149,837)
Payments of offering cost	(16,231,089)	1,155,083	(15,076,006)
Proceeds from issuance of ordinary shares	2,717	-	2,717
Cash acquired on reverse recapitalization	8,794	-	8,794
Proceeds from PIPE	400,000,000	-	400,000,000
Proceeds from execution of warrants	6,747,660	-	6,747,660
Net cash provided by financing activities	392,589,651	619,995	393,209,646

Effect of exchange rate changes	4,562,153	(975,488)	3,586,665

Net increase in cash and cash equivalents	211,949,176	-	211,949,176
Cash and cash equivalents and restricted cash, at beginning of the period	60,497	-	60,497
Cash and cash equivalents and restricted cash, at end of the period	$212,009,673	$-	$212,009,673

SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Repayments of Magic loan by Mr. Nan Wu	$3,337,792	$-	$3,337,792
Repayments of Magic loan by My Car	3,056,427	-	3,056,427
Expenses paid by the Company on behalf of related parties	6,082,991	-	6,082,991
Expenses paid by related parties on behalf of the Company	3,223,553	-	3,223,553
The claim on My Car transferred to Mr. Nan Wu	1,489,853	-	1,489,853
Settlement of Puluo Debts (Note 18)	$-	$-	$-

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	$84,218	$-	$84,218

Schedule of Consolidated Statements of Changes in Shareholders’ Equity/(Deficit)

The effects of the restatement for the error on the Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) are as follows:

	For the year ended December 31, 2022
	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total Company’s (deficit)/equity	Non-controlling interests	Total shareholders’ (deficit)/equity
Balance as of December 31, 2022, as previously reported	$576,270,758	$(292,234,660)	$(2,684,640)	$280,804,489	$(2,572,046)	$278,232,443
Correction adjustments	549,652	(6,985,320)	98,997	(6,336,671)	(6,213)	(6,342,884)
Balance as of December 31, 2022, as restated	$576,820,410	$(299,219,980)	$(2,585,643)	$274,467,818	$(2,578,259)	$271,889,559